UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment [ ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):         [ ] is a restatement.
                                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Needham Management Partners, L.P.
            ------------------------------------------------------------
Address:    445 Park Avenue
            ------------------------------------------------------------
            New York, NY 10022
            ------------------------------------------------------------


Form 13F File Number:               028-10110
                                    - - - - - -


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Glen W. Albanese
            --------------------------------------------------------------
Title:      General Partner
            --------------------------------------------------------------
Phone:      212-371-8300


Signature, Place, and Date of Signing:

/s/ Glen W. Albanese         New York, New York                 05/02/2003
----------------------       -----------------------            -------------
[Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
-----------------------             --------------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              126

Form 13F Information Table Value Total:              $201,543.73
                                                     -------------------
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4             COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                SHRS OR                   INVESTMENT  OTHER
NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE(X1000)  PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE

3COM CORP               COMMON STOCK    885535104   1,377.88    280,000                     SOLE                SOLE
ACTEL CORP              COMMON STOCK    004934105   2,217.80    130,000                     SOLE                SOLE
ADC TELECOMMUNICATIONS  COMMON STOCK    000886101     576.80    280,000                     SOLE                SOLE
ADE CORP                COMMON STOCK    00089C107   1,041.25    175,000                     SOLE                SOLE
ADV MICRO               COMMON STOCK    007903107     463.50     75,000                     SOLE                SOLE
AMERICAN PWR
   CONVERSION CORP      COMMON STOCK    029066107   1,424.00    100,000                     SOLE                SOLE
ANAREN MICROWAVE INC    COMMON STOCK    032744104     865.00    100,000                     SOLE                SOLE
ARROW ELECTRONICS INC   COMMON STOCK    042735100   1,800.75    122,500                     SOLE                SOLE
ARTESYN
   TECHNOLOGIES INC     COMMON STOCK    043127109     116.25     37,500                     SOLE                SOLE
ASPEN TECHNOLOGY INC    COMMON STOCK    045327103     674.40    281,000                     SOLE                SOLE
AT&T CORP               COMMON STOCK    001957505     752.94     46,000                     SOLE                SOLE
AT&T WIRELESS
   SERVICES INC         COMMON STOCK    00209A106   1,728.57    261,904                     SOLE                SOLE
ATMEL CORP              COMMON STOCK    049513104   1,600.00  1,000,000                     SOLE                SOLE
ATMI INC                COMMON STOCK    00207R101   1,926.00    100,000                     SOLE                SOLE
AXT INC                 COMMON STOCK    00246W103     318.25    475,000                     SOLE                SOLE
BARBEQUES GALORE LTDSP  ADR             067091108     140.25     55,000                     SOLE                SOLE
BELL MICROPRODUCTS INC  COMMON STOCK    078137106   2,336.55    457,250                     SOLE                SOLE
BOSTON SCIENTIFIC CORP  COMMON STOCK    101137107   3,668.40     90,000                     SOLE                SOLE
BOTTOMLINE TECH INC     COMMON STOCK    101388106     280.50     51,000                     SOLE                SOLE
BRANTLEY CAPITAL CORP   COMMON STOCK    105494108     417.50     50,000                     SOLE                SOLE
BROOKS AUTOMATION INC   COMMON STOCK    114340102   1,643.90    170,000                     SOLE                SOLE
BROOKSTONE INC          COMMON STOCK    114537103   2,934.00    180,000                     SOLE                SOLE
BTU INTL INC            COMMON STOCK    056032105     360.00    200,000                     SOLE                SOLE
CELERITEK INC           COMMON STOCK    150926103     756.00    100,000                     SOLE                SOLE
CERADYNE INC            COMMON STOCK    156710998   3,534.30    385,000                     SOLE                SOLE
CERADYNE INC            COMMON STOCK    156710998   2,295.00    250,000                     OTHER               SOLE
CHOICEPOINT INC         COMMON STOCK    170388102   1,695.00     50,000                     SOLE                SOLE
CIMATRON LTD            COMMON STOCK    M23798107      40.50     45,000                     SOLE                SOLE
COGNEX CORP             COMMON STOCK    192422103   3,177.00    150,000                     SOLE                SOLE
COLLECTORS UNIVERSE     COMMON STOCK    19421R200     154.13     56,875                     SOLE                SOLE
COLLECTORS UNIVERSE     COMMON STOCK    19421R200     143.00     50,000                     OTHER               SOLE
COMCAST CORP            CLASS A COMMON  20030N101   3,144.90    110,000                     SOLE                SOLE
CONMED CORPORATION      COMMON STOCK    207410101   6,153.75    375,000                     SOLE                SOLE
COSINE
   COMMUNICATIONS INC   COMMON STOCK    221222607      83.62     18,500                     SOLE                SOLE
CROSSROADS SYSTEMS INC  COMMON STOCK    22765D100     266.97    202,250                     SOLE                SOLE
CTS CORP NPV            COMMON STOCK    126501105   2,144.84    350,000                     SOLE                SOLE
DATALINK CORP           COMMON STOCK    237934997   2,718.00    755,000                     SOLE                SOLE
DATALINK CORP           WARRANT         237934989     179.35    128,000                     SOLE                SOLE
DDI CORP                COMMON STOCK    233162106     143.55    957,000                     SOLE                SOLE
DEL GLOBAL
   TECHNOLOGIES CORP    COMMON STOCK    245073101     464.00    200,000                     SOLE                SOLE
EMS TECHNOLOGIES INC    COMMON STOCK    26873N991   4,292.70    307,500                     SOLE                SOLE
ENTEGRIS INC            COMMON STOCK    29362U104     796.80     80,000                     SOLE                SOLE
FIRST DATA CORP         COMMON STOCK    319963104   5,109.92    138,000                     SOLE                SOLE
FREQUENCY ELECTRS INC   COMMON STOCK    358010106   1,023.00    110,000                     SOLE                SOLE
FSI INTL INC            COMMON STOCK    302633995   1,237.05    530,921                     SOLE                SOLE
H & Q LIFE SCIENCES
   INVS  SH BEN INT     COMMON STOCK    404053100   2,310.69    188,474                     SOLE                SOLE
H&Q HEALTH CARE
   SH BEN INT           COMMON STOCK    404052102   2,533.30    178,653                     SOLE                SOLE
HANCOCK FABRICS INC     COMMON STOCK    409900107   1,399.41    100,000                     SOLE                SOLE
HARRIS CORP DEL         COMMON STOCK    413875105   2,571.50     92,600                     SOLE                SOLE
HARTE-HANKS
   COMMUNICATIONS INC   COMMON STOCK    416196103   2,646.31    138,550                     SOLE                SOLE
HELIX TECHNOLOGY CORP   COMMON STOCK    423319102     861.00    100,000                     SOLE                SOLE
HONEYWELL
   INTERNATIONAL INC    COMMON STOCK    438516106   3,951.60    185,000                     SOLE                SOLE
HUTCHINSON
   TECHNOLOGY INC       COMMON STOCK    448407106     618.00     25,000                     SOLE                SOLE
II-VI INC               COMMON STOCK    902104108   2,780.50    167,500                     SOLE                SOLE
INTEVAC INC             COMMON STOCK    461148108     645.25    145,000                     SOLE                SOLE
K2 INC COM              COMMON STOCK    482732104     828.36    107,301                     SOLE                SOLE
KEMET CORP              COMMON STOCK    488360108   1,036.62    132,900                     SOLE                SOLE
KEY TECHNOLOGY INC      COMMON STOCK    493143101   1,696.25    295,000                     SOLE                SOLE
KRONOS INC              COMMON STOCK    501052104   6,659.50    190,000                     SOLE                SOLE
KVH INDUSTRIES          COMMON STOCK    482738101     601.00     50,000                     SOLE                SOLE
MACDERMID INC           COMMON STOCK    554273102   4,605.60    225,000                     SOLE                SOLE
MANUFACTURS SVCS        COMMON STOCK    565005105   1,304.25    277,500                     SOLE                SOLE
MICROSEMI CORP          COMMON STOCK    595137100   1,314.00    120,000                     SOLE                SOLE
MIPS TECHNOLOGIES INC   COMMON STOCK    604567107     227.50    125,000                     SOLE                SOLE
MKS INSTRUMENTS INC     COMMON STOCK    55306N104   4,081.25    326,500                     SOLE                SOLE
MOTOROLA INC            COMMON STOCK    620076109   2,572.41    310,000                     SOLE                SOLE
MTI TECHNOLOGY CORP     COMMON STOCK    553903105     154.00    175,000                     SOLE                SOLE
NASSDA CORP             COMMON STOCK    63172M101     660.00    100,000                     SOLE                SOLE
NEWPORT CORP            COMMON STOCK    651824104   2,243.90    190,000                     SOLE                SOLE
NOVA MEASURING
   INSTRUMENTS LTD      COMMON STOCK    M7516K103     488.40    220,000                     SOLE                SOLE
ORBOTECH LTD ILP        COMMON STOCK    M75253100   2,116.60    190,000                     SOLE                SOLE
PARAMETRIC
   TECHNOLOGY CORP      COMMON STOCK    699173100     509.95    235,000                     SOLE                SOLE
PARK ELECTRO-
   CHEMICALCORP         COMMON STOCK    700416209   1,514.00    100,000                     SOLE                SOLE
PARLEX CORP             COMMON STOCK    701630105   1,158.40    160,000                     SOLE                SOLE
PARTHUSCEVA INC         ADR             70212E106     174.95     56,075                     SOLE                SOLE
PEDIATRICS SVCS
   AMERICA INC          COMMON STOCK    705323103     198.00     40,000                     SOLE                SOLE
PEGASYSTEMS INC         COMMON STOCK    705573103     199.50     50,000                     SOLE                SOLE
PEMSTAR INC             COMMON STOCK    706552106     657.00    300,000                     SOLE                SOLE
PERSISTENCE
   SOFTWARE INC         COMMON STOCK    715329108      12.00     50,000                     SOLE                SOLE
PERSISTENCE
   SOFTWARE INC         COMMON STOCK    715329108     902.09  3,758,692                     OTHER               SOLE
PERSISTENCE
   SOFTWARE INC         WARRANT                        64.72  1,205,130                     OTHER               SOLE
PHARSIGHT CORP          COMMON STOCK    71721Q101      13.73    152,500                     SOLE                SOLE
PHARSIGHT CORP          COMMON STOCK    71721Q101      27.52    305,811                     OTHER               SOLE
PHOENIX
   TECHNOLOGIES LTD.    COMMON STOCK    719153108     807.50    190,000                     SOLE                SOLE
PHOTRONICS INC          COMMON STOCK    719405102   2,853.60    240,000                     SOLE                SOLE
PLANAR SYSTEMS INC      COMMON STOCK    726900103   1,764.00    150,000                     SOLE                SOLE
PRECISION
   CASTPARTS CORP       COMMON STOCK    740189105   2,383.00    100,000                     SOLE                SOLE
PSS WORLD MED INC COM   COMMON STOCK    69366A100   1,793.00    275,000                     SOLE                SOLE
QUICKLOGIC CORP         COMMON STOCK    74837P108     120.75    115,000                     SOLE                SOLE
QUINTILES
   TRANSNATIONAL CORP   COMMON STOCK    748767100   1,824.00    150,000                     SOLE                SOLE
RAINBOW
   TECHNOLOGIES INC     COMMON STOCK    750862104   2,643.20    280,000                     SOLE                SOLE
REMEC INC               COMMON STOCK    759543101   1,872.00    390,000                     SOLE                SOLE
RENAL CARE GROUP INC    COMMON STOCK    759930100   2,806.20     90,000                     SOLE                SOLE
ROBOTIC VISION SYS      COMMON STOCK    771074903     290.42  1,569,862                     SOLE                SOLE
ROBOTIC VISIONSYS       WARRANT         771074986         --    342,465                     SOLE                SOLE
ROCKFORD CORP           COMMON STOCK    77316P101   1,019.97    188,500                     SOLE                SOLE
SANMINA SCI             COMMON STOCK    800907107   1,010.00    250,000                     SOLE                SOLE
SCIENTIFIC-ATLANTA      COMMON STOCK    808655104   1,236.60     90,000                     SOLE                SOLE
SEAGATE TECHNOLOGY
   HOLDINGS             COMMON STOCK    G7945J104  18,730.80  1,815,000                     SOLE                SOLE
SIMPLETECH INC.         COMMON STOCK    828823104     250.00    100,000                     SOLE                SOLE
SOLECTRON CORP          COMMON STOCK    834182107   1,083.88    358,900                     SOLE                SOLE
SOUNDVIEW
   TECHNOLOGIES GROUP   COMMON STOCK    83611Q109     224.00    175,000                     SOLE                SOLE
SOUTHWALL
   TECHNOLOGIES INC     COMMON STOCK    844909101     555.50    550,000                     SOLE                SOLE
STANDARD MICROSYST      COMMON STOCK    853626109   1,787.86    117,700                     SOLE                SOLE
STATE STREET CORP       COMMON STOCK    857477103   4,207.21    132,500                     SOLE                SOLE
STORAGE TECH            COMMON STOCK    862111200   1,011.00     50,000                     SOLE                SOLE
SUNTRON CORP            COMMON STOCK    86789P100     119.35     35,000                     SOLE                SOLE
SYNAPTICS INC           COMMON STOCK    87157D109     356.25     47,500                     SOLE                SOLE
SYNPLICITY INC          COMMON STOCK    87160Y108     422.68    132,500                     SOLE                SOLE
SYPRIS SOLUTIONS INC    COMMON STOCK    871655106   1,856.19    235,000                     SOLE                SOLE
TELEFON AB
   L.M.ERICSSON         ADR             294821608     871.32    137,000                     SOLE                SOLE
THERMO ELECTRON CORP    COMMON STOCK    883556102   2,805.50    155,000                     SOLE                SOLE
TRIKON
   TECHNOLOGIES INC     COMMON STOCK    896187408     321.64     93,500                     SOLE                SOLE
TRIQUINT
   SEMICONDUCTOR INC    COMMON STOCK    89674K103     307.38    109,000                     SOLE                SOLE
TYCO INTERNATIONAL LTD  COMMON STOCK    902124106   2,317.05    180,000                     SOLE                SOLE
US ONCOLOGY INC         COMMON STOCK    90338W103   1,420.00    200,000                     SOLE                SOLE
VARCO INTL INC          COMMON STOCK    922122106   6,774.70    370,000                     SOLE                SOLE
VERSATA INC             COMMON STOCK    925298200     107.50    125,000                     SOLE                SOLE
VIASAT INC              COMMON STOCK    92552V100   1,941.43    170,750                     SOLE                SOLE
VIASYS HEALTHCARE INC   COMMON STOCK    92553Q209   1,330.00     95,000                     SOLE                SOLE
VISHAY INTERTECHNLGY    COMMON STOCK    928298108   1,672.99    164,341                     SOLE                SOLE
VISUAL NETWORKS INC     COMMON STOCK    928444108     155.00    100,000                     SOLE                SOLE
WEST MARINE INC         COMMON STOCK    954235107   1,591.25     95,000                     SOLE                SOLE
WESTERN DIGITAL CORP    COMMON STOCK    958102105     906.00    100,000                     SOLE                SOLE
XICOR INC               COMMON STOCK    984903104     434.42    107,000                     SOLE                SOLE

ADAPTEC INC CONV NTS
   4.75% DUE 2/1/200    BOND            00651FAC2   1,001.67  1,000,000                     SOLE                SOLE

                                                  -----------
                                                  201,543.73
                                                  ===========